Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 13,997	€ 14,750
Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,079	4,667
Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,487	9,281
Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	6,240	7,743
Borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities		2,500
Borrowings | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	4,583	2,455
Borrowings | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities		2,644
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,288	2,053
Lease liabilities | Between 1 and 2 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	2,496	2,212
Lease liabilities | Between 2 and 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	7,487	6,637
Lease liabilities | Over 5 years
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	6,240	7,743
Trade payables and other payables | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undiscounted financial liabilities	€ 11,709	€ 10,197